INVESTMENTS IN ASSOCIATED COMPANIES - Summary of Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Feb. 28, 2023	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2020
ASSETS
Current assets	$ 286,541	$ 278,917
Total assets	3,379,294	3,489,018
LIABILITIES AND EQUITY
Current liabilities	234,392	226,191
Stockholders' equity	1,899,977	1,921,891	$ 1,917,033
Investment in equity investees	53,056	58,536
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenues	968,420	885,767	1,113,456
Net income	223,214	112,268	461,847
Equity in net income of associated companies	$ (4,070)	$ 12,316	$ 40,793
SwissMarine
LIABILITIES AND EQUITY
Percentage of ownership in equity investees	15.92%	15.92%	16.40%	15.92%	16.40%	16.40%	17.50%
Investment in equity investees	$ 44,726	$ 48,622	$ 51,437
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Equity in net income of associated companies	$ (3,896)	$ 4,988	$ 21,543
UFC
LIABILITIES AND EQUITY
Percentage of ownership in equity investees	50.00%	50.00%	50.00%
Investment in equity investees	$ 1,970	$ 2,673	$ 4,212
TFG Marine
LIABILITIES AND EQUITY
Percentage of ownership in equity investees	10.00%	10.00%	10.00%					10.00%
Investment in equity investees	$ 6,360	$ 7,241	$ 10,211
Other Investments
LIABILITIES AND EQUITY
Investment in equity investees	8,330	9,914
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Equity in net income of associated companies	(174)	7,328	19,250
Total
LIABILITIES AND EQUITY
Investment in equity investees	53,056	58,536	65,400
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Equity in net income of associated companies	(4,070)	12,316	40,793
SwissMarine
ASSETS
Current assets	395,655	480,769
Non-current assets	707,842	511,710
Total assets	1,103,497	992,479
LIABILITIES AND EQUITY
Current liabilities	685,020	449,250
Long-term liabilities	137,620	237,793
Stockholders' equity	280,857	305,436
Equity investment of associated companies	44,712	48,625
Other	14	(3)
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenues	2,083,309	1,900,669	2,568,524
Total operating expense	(2,124,737)	(1,918,480)	(2,360,220)
Net operating (loss) income	(41,428)	(17,811)	208,304
Net income	(20,322)	21,655	137,328
Equity in net loss	(3,235)	3,447	22,522
Other	(661)	1,541	(979)
Other Investments
ASSETS
Current assets	555,586	791,526
Non-current assets	18,397	2,984
Total assets	573,983	794,510
LIABILITIES AND EQUITY
Current liabilities	507,335	717,853
Long-term liabilities	34	13
Stockholders' equity	66,615	76,643
Equity investment of associated companies	8,270	9,804
Other	60	110
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenues	4,791,577	6,434,643	7,602,558
Total operating expense	(4,776,537)	(6,379,671)	(7,447,540)
Net operating (loss) income	15,040	54,972	155,018
Net income	(6,902)	32,439	120,152
Equity in net loss	(124)	7,223	19,247
Other	(50)	105	3
Total
ASSETS
Current assets	951,241	1,272,295
Non-current assets	726,239	514,694
Total assets	1,677,480	1,786,989
LIABILITIES AND EQUITY
Current liabilities	1,192,355	1,167,103
Long-term liabilities	137,654	237,806
Stockholders' equity	347,472	382,079
Equity investment of associated companies	52,982	58,429
Other	74	107
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenues	6,874,886	8,335,312	10,171,082
Total operating expense	(6,901,274)	(8,298,151)	(9,807,760)
Net operating (loss) income	(26,388)	37,161	363,322
Net income	(27,224)	54,094	257,480
Equity in net loss	(3,359)	10,670	41,769
Other	$ (711)	$ 1,646	$ (976)